ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET	3. ACCOUNTS RECEIVABLE, NET

	As of
	December 31,
	2020	2021
	US$	US$
Accounts receivable	—	3,000,000
Allowance for doubtful accounts	—	—
	—	3,000,000